Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets
Summary of fair values of financial assets and liabilities classified on the basis of various measurement methods

	12/31/2017			12/31/2018
	Published			Published
	Price			Price
	Quotations			Quotations
	in Active			in Active
	Markets –	Internal		Markets –	Internal
	Level 1	Models	Total	Level 1	Models	Total

ASSETS:
Financial assets held for trading	147,784	167,786	315,570	—	—	—
Financial assets at fair value through profit or loss	—	—	—	109,858	157,666	267,524
Other financial assets at fair value through profit or loss	—	51,705	51,705	—	107,425	107,425
Available-for-sale financial assets	164,999	743	165,742	—	—	—
Financial assets at fair value through other comprehensive income	—	—	—	125,383	30,406	155,789
Hedging derivatives	—	15,116	15,116	—	9,285	9,285
	312,783	235,350	548,133	235,241	304,782	540,023
LIABILITIES:
Financial liabilities held for trading	620	239,105	239,725	—	—	—
Financial liabilities at fair value through profit or loss	—	—	—	689	254,792	255,481
Other financial liabilities at fair value through profit or loss	—	120,653	120,653	—	105,430	105,430
Hedging derivatives	—	11,091	11,091	—	8,393	8,393
	620	370,849	371,469	689	368,615	369,304

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

Set forth below are the financial instruments at fair value whose measurement was based on internal models (Level 2 and 3) at December 31, 2017 and 2018.

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal			Valuation Techniques	Key Inputs
	Models at			Models at
	12/31/2017			12/31/2018
	Level 2	Level 3	Total	Level 2	Level 3	Total

ASSETS:
Financial assets held for trading/Financial assets at fair value through profit or loss:	167,535	251	167,786	156,872	794	157,666

Debt and equity instruments	2,593	—	2,593	3,588	—	3,588	Forward estimation (non-closed formula)	Interest rate yield curve
Trading derivatives:

Interest rate options	1,339	—	1,339	1,450	—	1,450	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	581	—	581	49		49

European options	548	—	548	—	—	—	Black-Scholes model (closed-formula solution)	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface and dividends estimation

Asian (Single underlying Quanto)	18	—	18	—	—	—	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Best of options (Basket)	15	—	15	2	—	2	Local volatility model with Monte Carlo method	Interest rate yield curves, equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Quanto options	—	—	—	36	—	36	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Asian (Quanto)	—	—	—	11	—	11	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Exchange rate options:	1,885	172	2,057	1,192	44	1,236

American forwards	23	—	23	—	—	—	Black and Scholes model with trinomial tree method	Interest rate yield curves, quoted exchange rates and implied volatility surface

American Barrier & Touch options	39	—	39	—	—	—	Mixed volatility model with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	1,823	172	1,995	1,192	44	1,236	Black-Scholes model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	155,799	23	155,822	142,977	222	143,199	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Index and securities futures	93	—	93	936	—	936	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Interest rate futures	—	—	—	—	—	—	Forward estimation (non-closed formula)	Interest rate yield curve

Exchange rate futures	5,245	56	5,301	6,680	528	7,208	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Other financial assets at fair value through profit or loss:	51,705	—	51,705	107,425	—	107,425

Loans and advances to credit institutions – Reverse repurchase agreements	46,087	—	46,087	98,332	—	98,332	Forward estimation (non-closed formula)	Interest rate yield curve

Loans and advances to customers – Reverse repurchase agreements	5,618	—	5,618	9,093	—	9,093	Forward estimation (non-closed formula)	Interest rate yield curve

Available-for-sale financial assets/Financial assets at fair value through other comprehensive income:	743	—	743	29,635	771	30,406

Debt instruments	675	—	675	29,575	—	29,575	Forward estimation (non-closed formula)	Interest rate yield curve

Equity instruments	68	—	68	60	—	60	Other	Value of shareholders’ equity

Loans and advances to customers	—	—	—	—	771	771	Estimation of credit default probabilities from credit spreads	Interest rate yield curves and market credit spreads

Hedging derivatives:	15,116	—	15,116	9,285	—	9,285

Swaps	12,727	—	12,727	4,174	—	4,174	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	2,389	—	2,389	5,111	—	5,111	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

	235,099	251	235,350	303,217	1,565	304,782

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal
	Models at			Models at			Valuation
	12/31/2017			12/31/2018			Techniques	Key Inputs
	Level 2	Level 3	Total	Level 2	Level 3	Total

LIABILITIES:
Financial liabilities held for trading/Financial liabilities at fair value through profit or loss:
	238,747	358	239,105	254,637	155	254,792

Trading derivatives:

Interest rate options	1,197	—	1,197	973	—	973	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	298	—	298	179	—	179

European	163	—	163	1	—	1	Black-Scholes model (closed-formula solution)	Interest rate yield curves, quoted equity prices, index levels, implied volatility surface and dividends estimation

Auto-callable	129	—	129	167	—	167	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Asian (Single underlying Quanto)	6	—	6	—	—	—	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Best of options [Basket]	—	—	—	1	—	1	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Quanto options	—	—	—	10	—	10	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Exchange rate options:	2,397	198	2,595	1,348	153	1,501

American forwards	53	—	53	—	—	—	Black and Scholes model with trinomial tree method	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	2,238	198	2,436	1,341	153	1,494	Black-Scholes model with (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

American barrier and touch options	47	—	47	7	—	7	Mixed volatility model with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

American options	59	—	59	—	—	—	Black-Scholes model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	161,389	—	161,389	143,448	—	143,448	Forward estimation (non- closed formula solution)	Interest rate yield curves and quoted exchange rates

Index and securities futures	90	—	90	839	—	839	Forward estimation (non- closed formula solution)	Interest rate yield curves, quoted equity prices and index levels exchange rates

Interest rate futures	—	—	—	—	—	—	Forward estimation (non- closed formula solution)	Interest rate yield curve

Exchange rate futures	4,933	160	5,093	6,096	2	6,098	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates
	.
Short positions:

Debt instruments	68,443	—	68,443	101,754	—	101,754	Forward estimation (non- closed formula solution)	Interest rate yield curve

Other financial liabilities at fair value through profit or loss:	120,653	—	120,653	105,430	—	105,430

Deposits from the Central Bank – Repurchase agreements	22,417	—	22,417	30,995	—	30,995	Forward estimation (non- closed formula solution)	Interest rate yield curve

Deposits from credit institutions – Repurchase agreements	5,942	—	5,942	4,316	—	4,316	Forward estimation (non- closed formula solution)	Interest rate yield curve

Customer deposits – Repurchase agreements	81,790	—	81,790	65,369	—	65,369	Forward estimation (non- closed formula solution)	Interest rate yield curve

Marketable debt securities	10,504	—	10,504	4,750	—	4,750	Present value (non-closed formula solution) and Black-Scholes model with closed-formula solution	Interest rate yield curve, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Hedging derivatives:	11,091	—	11,091	8,393	—	8,393

Swaps	10,370	—	10,370	8,047	—	8,047	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	721	—	721	346	—	346	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates
	370,491	358	370,849	368,460	155	368,615

Schedule of changes in financial assets classified as Level 3

			Assets
	Debt and Equity	Trading		Loans and advances
	Instruments	derivatives		to customers	Total

Balance at January 1, 2016	219	—		—	219
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	73	—		—	73
Purchases	—	—		—	—
Sales	(102)	—		—	(102)
Settlements	(18)	—		—	(18)
Balance at December 31, 2016	172	—		—	172
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(13)	91		—	78
Purchases	—	—		—	—
Sales	(143)	—		—	(143)
New issuances		160		—	160
Settlements	(16)	—		—	(16)
Balance at December 31, 2017	—	251		—	251
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	—	543		—	543
Purchases	—	—		—	—
Sales	—	—		—	—
New issuances	—	—		771	771
Settlements	—	—		—	—
Balance at December 31, 2018	—	794		771	1,565

Schedule of changes in financial liabilities classified as Level 3

		Liabilities
	Debt and Equity	Trading
	Instruments	derivatives	Total

Balance at December 31, 2017	—	(358)	(358)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	—	203	203
Purchases	—	—	—
Sales	—	—	—
New issuances		—	—
Settlements	—	—	—
Balance at December 31, 2018	—	(155)	(155)

Schedule of significant unobservable inputs used in measuring financial instruments categorized as Level 3

The table below sets out information about significant unobservable inputs used at December 31, 2018 in measuring financial instruments categorized as Level 3 in the fair value hierarchy:

			Significant	Range of Estimates	Fair value Measurement
		Valuation	Unobservable	(weighted-average)	Sensitivity to
Financial Instrument	Fair value	Technique	Input	for Unobservable Input	Unobservable Inputs
Cross Currency Swaps	223	Forward estimation (non-closed formula solution)	Long term MXN rates	Bid Offer Spread IRS TIIE 2 basis points - 6 basis points (3 basis points) CCS USD/MXN 3 basis points -10 basis points (4 basis points) Swaps UDI/MXN 5 basis points -10 basis points (10 basis points)	A significant increase in MXN rates would result in a lower fair value
Long term Fx options (Red Compartida)	427	Black-Scholes model (closed-formula solution)	Long term Fx USD/MXN volatility	11%-17% (14.7%)	A significant increase in volatility would result in a lower fair value
Loans and advances to customers	771	Estimation of credit default probabilities from credit spreads	Market credit quotes (credit default swaps)	Credit spread 365 basis points – 662 basis points (386 basis points)	A significant rating downgrade would result in a lower fair value

Schedule of potential impact on consolidated income statement of change in main inputs used to measure level 3 financial instruments

	Potential Impact on Consolidated
	Income Statement as of
	December 31, 2018
	Most	Least
	Favorable	Favorable
	Input	Input

ASSETS:
Cross Currency Swaps	11	(11)
Red Compartida	19	(2)
Loans and advances to customers	—	(95)
LIABILITIES:
Red Compartida	7	(53)

Schedule of sensitivity analysis

The VaR amounts as of December 31, 2018, including all financial instruments in the trading book position of the Bank are as follows:

	Average	High	Low	12/31/2018

All financial instruments	122	399	69	69
By category:
Instruments sensitive to interest rate	110	153	52	55
Instruments sensitive to equity market prices	6	55	1	4
Instruments sensitive to foreign currency exchange rates	48	139	4	65
Instruments sensitive to volatility movements	11	24	7	10

Schedule of financial assets are subject to offsetting

The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements:

As at December 31, 2017:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Derivative financial assets	180,377	—	180,377	(116,078)	(3,783)	(44,971)	15,545

Reverse repurchase agreements	51,705	—	51,705	—	(51,693)	—	12

Equity instruments (see Note 9.a)	6	—	6	—	(7)	—	(1)

Total	232,088	—	232,088	(116,078)	(55,483)	(44,971)	15,556

As at December 31, 2018:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial Instrument	Cash	Net
	financial assets	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Derivative financial assets	164,238	—	164,238	(92,928)	(4,044)	(42,391)	24,875

Reverse repurchase agreements	107,425	—	107,425	—	(107,560)	—	(135)

Equity instruments (*) (see Note 9.a)	250	—	250	—	(250)	—	—

Total	271,913	—	271,913	(92,928)	(111,854)	(42,391)	24,740

(*) As of December 31, 2018, the financial instruments received as collateral in lending transactions amount to 333 million pesos, which are limited to the net equities lent under the aforementioned lending transactions.

The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements:

As at December 31, 2017:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial Instrument	Cash	Net
	financial liabilities	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Derivative financial liabilities	182,373	—	182,373	(116,078)	(2,822)	(34,454)	29,019

Repurchase agreements	110,149	—	110,149	—	(110,337)	—	(188)

Short positions - Securities loans (see Note 10.b)	21,132	—	21,132	—	(21,555)	—	(423)

Short positions – Short sales (see Note 10.b)	46,233	—	46,233	—	(46,221)	—	12

Total	359,887	—	359,887	(116,078)	(180,935)	(34,454)	28,420

As at December 31, 2018:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Derivative financial liabilities	162,120	—	162,120	(92,928)	(6,234)	(29,409)	33,549

Repurchase agreements	100,680	—	100,680	—	(101,197)		(517)

Short positions - Securities loans (see Note 10.b)	28,239	—	28,239	—	(29,086)		(847)

Short positions - Short sales (see Note 10.b)	72,835	—	72,835	—	(72,809)		26

Total	363,874	—	363,874	(92,928)	(209,326)	(29,409)	32,211

Schedule of macroeconomic variable assumptions used for the ECL estimate

		December 31, 2018:
Variable	Scenario		December 2018	December 2019	December 2020	December 2021
	Base		2.20%	1.90%	1.70%	1.70%
GDP (% year over year)	Upside		2.20%	2.80%	2.90%	3.30%
	Downside		2.20%	(6.00)%	1.10%	1.50%
	Base		4.09%	3.61%	3.50%	3.50%
CPI (% year over year)	Upside		4.09%	3.13%	2.89%	3.03%
	Downside		4.09%	9.80%	8.50%	7.30%
	Base		3.40%	3.49%	3.56%	3.66%
Unemployment rate (% active population)	Upside		3.40%	3.07%	3.05%	3.03%
	Downside		3.40%	8.50%	6.10%	5.40%
	Base		19.05	18.70	19.05	19.35
MXN/USD (end of period)	Upside		18.80	17.79	18.16	18.51
	Downside		19.05	25.49	25.13	25.90
	Base		7.10%	6.60%	6.20%	6.00%
Real estate: housing prices (% year over year)	Upside		7.10%	6.60%	6.20%	6.00%
	Downside		7.10%	(2.70)%	0.47%	1.90%

		January 1, 2018:
Variable	Scenario		December 2018	December 2019	December 2020	December 2021
	Base		2.30%	2.50%	2.50%	2.40%
GDP (% year over year)	Upside		2.50%	3.05%	3.00%	3.30%
	Downside		(6.90)%	1.10%	1.30%	1.80%
	Base		3.96%	3.61%	3.39%	3.25%
CPI (% year over year)	Upside		3.03%	3.10%	3.09%	3.05%
	Downside		7.49%	6.34%	4.30%	4.35%
	Base		3.19%	3.18%	3.21%	3.18%
Unemployment rate (% active population)	Upside		2.90%	2.89%	3.07%	3.05%
	Downside		8.50%	6.60%	5.70%	4.80%
	Base		18.09	18.68	19.02	19.34
MXN/USD (end of period)	Upside		18.01	18.28	18.23	18.63
	Downside		26.36	25.63	26.39	26.55
	Base		6.11%	5.63%	5.24%	5.03%
Real estate: housing prices (% year over year)	Upside		7.28%	8.17%	6.74%	7.48%
	Downside		(4.90)%	0.13%	1.60%	2.90%

Schedule of weightings assigned to each macroeconomic scenario

December 31, 2018
Scenario	Weighting

Base	55.0%
Upside	10.0%
Downside	35.0%

January 1, 2018
Scenario	Weighting

Base	60.0%
Upside	10.0%
Downside	30.0%

Sensitivity analysis, changes to the ECL

	Most Favorable	Least Favorable
	Scenario	Scenario

Retail loan portfolios	(12.7)%	8.9%
Non-retail loan portfolios	(3.2)%	4.9%

Schedule of adjustments recognized for each individual line item of the consolidated balance sheet

	December 31, 2017 as originally presented	Adjustments on initial adoption of IFRS 9	January 1, 2018 restated	Measurement category under IFRS 9

Financial assets
Available-for-sale financial assets	165,742	(165,742)	—
Financial assets at fair value through other comprehensive income (FVTOCI)	—	92,611	92,611	FVTOCI
Loans and receivables	679,300	(679,300)	—
Financial assets at amortized cost	—	751,448	751,448	Amortized cost

Tax assets
Deferred	16,600	286	16,886

Provisions
Provisions for off-balance sheet risk	1,032	(32)	1,000

Shareholders' equity
Accumulated reserves	72,838	(2,279)	70,559

Valuation adjustments
Available-for-sale financial assets	(1,533)	1,533	—
Financial assets at fair value through other comprehensive income (FVTOCI)		81	81

Schedule of impact on Accumulated reserves

Accumulated reserves

Balance as of December 31, 2017	72,838

Increase in allowance for impairment losses and provisions for off-balance sheet risk	(3,238)
Increase in allowance for impairment losses for debt instruments at FVTOCI	(18)
Increase in deferred tax assets relating to allowance for impairment losses and provisions for off-balance sheet risk	977

Adjustments to Accumulated reserves from adoption of IFRS 9 as of January 1, 2018	(2,279)

Balance as of January 1, 2018	70,559

Classification and measurement of financial instruments into IFRS 9 categories

		Available-for-sale financial assets	Loans and receivables	FVTOCI	Amortized cost

Balance as of December 31, 2017		165,742	679,300	—	—

Reclassification of debt instruments from Available-for-sale to Amortized cost	(a)	(73,131)	—	—	73,131
Remeasurement of debt instruments reclassified to Amortized cost	(a)	—	—	—	2,287
Reclassification of equity instruments from Available-for-sale to FVTOCI	(b)	(795)	—	795	—
Reclassification of debt instruments from Available-for-sale to FVTOCI	(c)	(91,816)	—	91,816	—
Reclassification of debt instruments from Loans and receivables to Amortized cost	(d)	—	(10,758)	—	10,758
Reclassification of Loans and advances to customers and credit institutions from Loans and receivables to Amortized cost	(e)	—	(668,542)	—	668,542
Allowance for impairment losses	(e)	—	—	—	(3,270)

Balance as of January 1, 2018		—	—	92,611	751,448

Schedule of the impact of IFRS 9 changes on Total equity

		Valuation adjustments: Available-for-sale financial assets	Valuation adjustments: Financial assets at FVTOCI	Accumulated reserves

Balance as of December 31, 2017		(1,533)	—	72,838

Reclassifications of debt instruments from Available-for-sale to Amortized cost (*)	(a)	1,601	—	—
Reclassifications of equity instruments from Available-for-sale to FVTOCI (*)	(b)	28	(28)	—
Reclassifications of debt instruments from Available-for-sale to FVTOCI (*)	(c)	(109)	109	—
Allowance for impairment losses for debt instruments at FVTOCI	(c)	18	—	(18)
Allowance for impairment losses	(e)	—	—	(3,270)
Provisions for off-balance sheet risk		—	—	32
Income tax		(5)	—	977

Balance as of January 1, 2018		—	81	70,559

(*) These amounts are presented net of income tax.

a)Reclassification of debt instruments from Available-for-sale financial assets to Financial assets at amortized cost.

Certain debt instruments were reclassified from Available-for-sale financial assets to Financial assets at amortized cost. Such debt instruments amount to 75,418 million pesos (amortized cost) as of January 1, 2018. The impact of the reclassification is an increase in Shareholders’ equity that amounts to 2,287 million pesos (1,601 million pesos, net of income tax) related to the valuation adjustment of those debt instruments recognized as of December 31, 2017. The valuation adjustment that would have been recognized in other comprehensive income as of December 31, 2018 if the aforementioned debt instruments had not been reclassified to Financial assets at amortized cost is a decrease of 1,326 million pesos (928 million pesos, net of income tax).

b)Reclassification of equity instruments from Available-for-sale financial assets to Financial assets at FVTOCI

The Bank has irrevocably elected to present in other comprehensive income changes in the fair value of all its equity instruments previously classified as Available-for-sale financial assets, because these equity instruments are held as long-term strategic investments that are not expected to be sold in the short to medium term.  Accordingly, equity instruments with a fair value of 795 million pesos were reclassified from Available-for-sale financial assets to Financial assets at FVTOCI on January 1, 2018.

c)Reclassification of debt instruments from Available-for-sale financial assets to Financial assets at FVTOCI and recognition of an allowance for impairment losses for debt instruments at FVTOCI

Debt instruments with a fair value of 91,816 million pesos were reclassified from Available-for-sale financial assets to Financial assets at FVTOCI on January 1, 2018.

As of January 1, 2018, it was recognized in other comprehensive income an allowance for impairment losses for debt instruments at FVTOCI of 18 million pesos (13 million pesos, net of income tax) with a corresponding charge to Accumulated reserves.

d)Reclassification of debt instruments from Loans and receivables to Financial assets at amortized cost

Debt instruments with a carrying value of 10,758 million pesos were reclassified from Loans and receivables to Financial assets at amortized cost on January 1, 2018.

e)Reclassification of Loans and advances to customers and credit institutions from Loans and receivables to Financial assets at amortized cost and recognition of the allowance for impairment losses for Loans and advances to customers at amortized cost

Loans and advances to customers and credit institutions for an amount of 668,542 million pesos (carrying value) were reclassified from Loans and receivables to Financial assets at amortized cost on January 1, 2018.

As of January 1, 2018, it was recognized an increase of 3,270 million pesos in the allowance for impairment losses for Loans and advances to customers at amortized cost with a corresponding charge to Accumulated reserves.

Schedule of reconciliation of the allowance for impairment losses and of the provisions for off balance sheet risk

	December 31, 2017	Remeasurements	January 1, 2018

Loans and advances to customers	16,929	3,270	20,199
Loans and advances to credit institutions	—	—	—
Debt instruments	—	18	18
Contingent commitments:
Available lines of credit cards and non-revolving consumer loans	838	4	842
Guarantees and loan commitments of commercial and public sector loans	194	(36)	158

Total	17,961	3,256	21,217

Schedule of Coverage ratio

	As of January 1, 2018
Loans and advances to customers	Stage 1	Stage 2	Stage 3	Total

Carrying amount	583,871	24,346	18,132	626,349
Allowance for impairment losses	7,456	4,780	7,963	20,199
Coverage ratio	1.28%	19.63%	43.92%	3.22%

Schedule of tangible asset depreciation rates

Average Annual
Rate

Buildings for own use	2% to 5%
Furniture and vehicles	10% to 20%
Information Technology (IT) equipment and fixtures	25%
Others	5% to 20%

Commercial loans (SMEs)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤1.66	2.00
1.66 - 3.00	6.00
3.00 - 6.00	11.00
6.00 - 8.00	14.25
8.00 - 10.00	17.50
10.00 - 13.00	20.75
13.00 - 15.00	22.00
15.00 - 18.00	23.00
18.00 - 22.00	24.00
>22.00	25.00

Mortgage loans
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤3.81	19.00
3.81 - 5.43	25.50
5.43 - 6.53	32.00
6.53 - 7.64	38.50
>7.64	45.00

Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤0.5	13.00
0.5 - 1.0	15.00
1.0 - 1.5	17.00
1.5 - 2.0	20.00
2.0 - 4.0	23.00
4.0 - 6.0	25.00
6.0 - 8.0	28.00
8.0 - 10.0	31.00
>10.0	34.00

Non-revolving consumer loans (payroll loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤10.06	15.00
10.06 - 14.10	18.00
14.10 - 16.41	19.00
16.41 - 17.94	20.00
17.94 - 20.80	22.00
20.80 - 22.15	25.00
22.15 - 24.39	27.00
24.39 - 30.14	28.00
30.14 - 36.29	30.00
>36.29	32.00

Non-revolving consumer loans (personal loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤16.18	25.00
16.18 - 23.84	27.00
23.84 - 25.92	28.00
25.92 - 27.74	29.60
27.74 - 31.84	31.20
31.84 - 34.61	32.80
34.61 - 40.67	34.40
>40.67	36.00